Submission	Apr. 13, 2026
Submission [Line Items]
Central Index Key	0001067983
Registrant Name	BERKSHIRE HATHAWAY INC
Registration File Number	333-284622
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES